13F-HR
                     Form 13F Holdings Report Initial Filing

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/30/06

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Halcyon  Offshore Asset Management LLC
Address: 477 Madison Avenue
         8th Floor
          New York, NY  10022

13F File Number:  028-04695

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Aaron Goldberg
Title:     Cheif Financial Officer
Phone:     212-303-9475

Signature, Place, and Date of Signing:

     Aaron Goldberg     New York, NY     August 10, 2006


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     64

Form13F Information Table Value Total:     1160028


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                            TITLE
                            OF                               VALUE  SHARES/ SH/ PUT/ INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER              CLASS               CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
Bellsouth Jan 30 Call       OPTION              079860102    11967    17996     X    SOLE                    17996
Comcast A Jan 25 Call       OPTION              20030N101     2374     2683     X    SOLE                     2683
NTL Inc Sept 20 Call        OPTION              62941W101       97      180     X    SOLE                      180
Altria Group Jan 80 Call    OPTION              02209S103     1681     6725     X    SOLE                     6725
Western Gas Oct 55 Call     OPTION              958259103      136      235     X    SOLE                      235
Allied Defense Group        COMMON              019118108     2960   134608     X    SOLE                   134608
Apria Healthcare Group Inc  COMMON              037933108     1879    99400     X    SOLE                    99400
Alltel Corp                 COMMON              020039103    35098   549861     X    SOLE                   549861
Aviall Inc                  COMMON              05366B102    35354   743979     X    SOLE                   743979
Aztar Corp                  COMMON              054802103    62577  1204335     X    SOLE                  1204335
Bank of New York            COMMON              064057102    35356  1098013     X    SOLE                  1098013
CBS Corp-CL B               COMMON              124857202     5873   217114     X    SOLE                   217114
Comcast Corp-CL A           COMMON              20030N101    99427  3036879     X    SOLE                  3036879
CarrAmerica Realty Corp     COMMON              144418100    23916   536828     X    SOLE                   536828
Canada Southern Petroleum   COMMON              135231108     4278   359510     X    SOLE                   359510
Trump Entertainment Resorts COMMON              89816T103     6152   305295     X    SOLE                   305295
Diagnostic Products Corp    COMMON              252450101    34138   586873     X    SOLE                   586873
Emmis Communications        COMMON              291525103     8366   534921     X    SOLE                   534921
Embarq Corp                 COMMON              29078E105     3465    84538     X    SOLE                    84538
Falconbridge Ltd            COMMON              306104100   104384  1983476     X    SOLE                  1983476
Winthrop Realty Trust       COMMON              976391102      594    99929     X    SOLE                    99929
Grubb & Ellis Realty AdvisrsCOMMON              400096202     1147   179010     X    SOLE                   179010
WR Grace & Co.              COMMON              38388F108     4042   345503     X    SOLE                   345503
Kerr-Mcgee Corp             COMMON              492386107    49713   716845     X    SOLE                   716845
Liberty Media Holding Corp  COMMON              53071M302     2548    30413     X    SOLE                    30413
Leap Wireless International COMMON              521863308    32019   674788     X    SOLE                   674788
Cheniere Energy Inc         COMMON              16411R208     9141   234392     X    SOLE                   234392
Loews Corp                  COMMON              540424108    49463  1395294     X    SOLE                  1395294
Altria Group Inc            COMMON              02209S103    19382   263955     X    SOLE                   263955
Maverick Tube corp          COMMON              577914104    51713   818373     X    SOLE                   818373
Inco Ltd                    COMMON              453258402    71564  1085946     X    SOLE                  1085946
NRG Energy                  COMMON              629377508     -192    -3981     X    SOLE                    -3981
NRG Energy                  COMMON              629377508      198     4112     X    SOLE                     4112
NTL Inc                     COMMON              62941W101    14137   567732     X    SOLE                   567732
Northwestern Corp           COMMON              668074305     1918    55839     X    SOLE                    55839
Panamsat Holding Corp       COMMON              69831Y105    17659   706924     X    SOLE                   706924
Portland General Electric   COMMON              736508847      131     5232     X    SOLE                     5232
Ram Energy Resources Inc    COMMON              75130P109      871   152238     X    SOLE                   152238
Resource America Inc        COMMON              761195205     3907   205067     X    SOLE                   205067
Riviera Holdings Corp       COMMON              769627100     3193   158074     X    SOLE                   158074
Aramark Corp                COMMON              038521100    48387  1461394     X    SOLE                  1461394
RSA Security Inc            COMMON              749719100    38902  1435507     X    SOLE                  1435507
Resource Capital Corp       COMMON              76120W302      187    14492     X    SOLE                    14492
Resource Capital Corp       COMMON              76120W302     2478   192516     X    SOLE                   192516
Sprint Nextel Corp          COMMON              852061100    72572  3630419     X    SOLE                  3630419
Serologicals Corp           COMMON              817523103    15750   500969     X    SOLE                   500969
Sovereign Bancorp Inc       COMMON              845905108      707    34831     X    SOLE                    34831
Trizec Properties Inc       COMMON              89687P107    32788  1144817     X    SOLE                  1144817
Time Warner Inc             COMMON              887317105    15519   897056     X    SOLE                   897056
Ubiquitel inc               COMMON              903474302    13898  1344102     X    SOLE                  1344102
Viacom Inc-Class B          COMMON              92553P201     6529   182172     X    SOLE                   182172
Western Gas Resources Inc   COMMON              958259103    81588  1363209     X    SOLE                  1363209
Ascend Acquisition Corp     COMMON              04350H209      444    73944     X    SOLE                    73944
General Finance Corp        COMMON              369822200     1574   197054     X    SOLE                   197054
HD Partners Acquisition CorpCOMMON              40415K209     1774   226041     X    SOLE                   226041
General Motors 4.5% 3/6/32  PREFERRED           370442741      311    12735     X    SOLE                    12735
Ford Motor Cap Trst II 6.5% PREFERRED           345395206    10923   392930     X    SOLE                   392930
Archer-Daniels-Midld Spt 40 OPTION              039483102     1616     7184     X    SOLE                     7184
Apria Healthcare Grp Spt 20 OPTION              037933108      174      994     X    SOLE                      994
Apria Healthcare Grp Dec 20 OPTION              037933108      156      761     X    SOLE                      761
Altria Group July 70 Put    OPTION              02209S103      396     5650     X    SOLE                     5650
Mittal Steel July 30 Put    OPTION              60684P101       78      914     X    SOLE                      914
NYSE July 60 Put            OPTION              62949W103       96     1604     X    SOLE                     1604
NYSE Aug 65 Puts            OPTION              6294W103       555     1632     X    SOLE                     1632